Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 7: Commitments and Contingencies

Operating leases (thousands):

The Company leases buildings and office space under various operating lease agreements. In addition to rent, most leases require payment of real estate taxes, insurance, and common area maintenance. The leases generally have an initial lease term of 10 to 15 years and contain renewal options and escalation clauses. For leases that contain fixed escalation of the minimum rent, rent expense is recognized on a straight-line basis through the end of the lease term including renewals. The difference between the straight-line rent amounts and amounts payable under the leases is recorded as deferred rent. For the years ended December 31, 2012, 2011 and 2010, rent expense was approximately $14,000, $11,400, and $9,600, respectively.

Annual minimum rentals under non-cancelable operating leases are as follows, for the years ended December 31:

Fiscal Year
2013	$15,716
2014	16,541
2015	16,463
2016	16,455
2017	16,737
Thereafter	207,550
$289,462